Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents
CASH AND CASH EQUIVALENTS

(000s)	December 31, 2017	December 31, 2016
Cash	$46,051	$31,392
Cash equivalents	1,398	76
	$47,449	$31,468

As at December 31, 2017 the Company's cash equivalents balance consisted of short-term deposits with an original term to maturity (at purchase) of three months or less. All of the Company's cash and cash equivalents are on deposit with high credit-quality financial institutions.